Segment Information	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATIONWe own and operate LNG carriers, FLNGs and FSRUs and provide these services under time charters or tolling agreements of varying periods. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. "Project development expenses" are allocated to each segment based on the nature of the project. Indirect general and administrative expenses are allocated to each segment based on estimated use.
The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of September 30, 2020, we operate in the following three reportable segments:

•Vessel operations – We operate and subsequently charter out vessels on fixed terms to customers. We also provide technical vessel management services for our fleet as well as the fleets of our affiliates, Golar Partners and Hygo.
•FLNG – We convert LNG carriers into FLNG vessels and subsequently charter them out to customers. We currently have one operational FLNG, the Hilli, and one vessel undergoing conversion into a FLNG, the Gimi (see note 11).
•Power – We have a 50/50 joint venture, Hygo, with private equity firm Stonepeak. Hygo offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

	Nine months ended September 30, 2020
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	156,381	163,572	—	—	319,953
Depreciation and amortization	(45,143)	(35,954)	—	—	(81,097)
Other operating expenses(2)	(80,400)	(41,979)	—	—	(122,379)
Other operating losses	532	(36,861)	—	—	(36,329)
Operating income	31,370	48,778	—	—	80,148

Inter segment operating income/(loss) (3)	482	—	—	(482)	—
Segment operating income/ (loss)	31,852	48,778	—	(482)	80,148

Equity in net losses of affiliates (note 12)	(142,856)	—	(38,004)	—	(180,860)

Balance Sheet:	September 30, 2020
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	2,323,067	1,872,857	196,882	(6,868)	4,385,938
Investment in affiliates (note 12)	106,747	—	196,882	—	303,629

	Nine months ended September 30, 2019
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	146,130	163,572	—	—	309,702
Depreciation and amortization	(48,617)	(36,095)	—	—	(84,712)
Other operating expenses	(128,950)	(40,337)	—	—	(169,287)
Impairment of long-term assets (4)(5)	(41,597)	—	—	—	(41,597)
Other operating gains/(losses)	12,060	(34,403)	—	—	(22,343)
Operating (loss)/income	(60,974)	52,737	—	—	(8,237)

Inter segment operating income/(loss) (3)	553	—	—	(553)	—
Segment operating (loss)/income	(60,421)	52,737	—	(553)	(8,237)

Equity in net losses of affiliates (note 12)	(29,495)	—	(18,135)	—	(47,630)

Balance Sheet:	December 31, 2019
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	2,583,209	1,793,628	261,693	(6,386)	4,632,144
Investment in affiliates (note 12)	247,112	—	261,693	—	508,805
(1) Eliminations required for consolidation purposes.
(2) Other operating expenses comprise of vessel operating expenses, voyage, charterhire and commission expenses administrative expenses and project development expenses. The reduction in administrative expenses is due to ongoing cost reduction measures and COVID-19 restrictions resulting in a decrease in corporate expenses, legal costs and employee related costs.
(3) Inter segment operating income/(loss) relates to management fee revenues and charter revenues between the segments.
(4) On March 29, 2019 we signed an agreement with LNG Hrvatska d.o.o. ("LNG Hrvatska") for the future sale of the LNG Croatia (formerly known as the Golar Viking) once converted into an FSRU, following the completion of its current charter lease term, which triggered an impairment indicator. The impairment loss of $34.3 million is recognized in operating costs for the write down of the LNG Croatia asset to its fair value. Fair value is based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market.
(5) In May 2019, a major shareholder sold its shareholding which triggered a re-assessment of the carrying value of our investment in OLT-O. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O to its fair value.